Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
November 30, 2025
BIO-NPRT3-0126
1.810668.121
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 2.2%
Health Care - 2.2%
Pharmaceuticals - 2.2%
UCB SA	419,074	116,948,540
CANADA - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	334,764	14,970,646
DENMARK - 3.4%
Health Care - 3.4%
Biotechnology - 3.2%
Ascendis Pharma A/S ADR (a)	582,501	123,682,438
Zealand Pharma A/S (a)	535,330	42,951,161
		166,633,599
Life Sciences Tools & Services - 0.2%
Gubra A/S	145,554	11,121,920
TOTAL DENMARK		177,755,519
FRANCE - 1.3%
Health Care - 1.3%
Biotechnology - 1.3%
Abivax SA ADR (a)	493,600	61,616,088
Sensorion SA (a)(b)	18,153,474	6,782,731

TOTAL FRANCE		68,398,819
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	78,900	8,138,535
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (a)(c)	240,300	2,958,093
IRELAND - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Prothena Corp PLC (a)	643,917	6,922,108
Pharmaceuticals - 0.0%
GH Research PLC (a)(c)	92,500	1,402,300
TOTAL IRELAND		8,324,408
NETHERLANDS - 3.7%
Health Care - 3.7%
Biotechnology - 3.6%
Argenx SE ADR (a)	165,004	150,480,348
Newamsterdam Pharma Co NV (a)(c)	562,500	23,231,250
uniQure NV (a)	650,282	17,889,258
		191,600,856
Pharmaceuticals - 0.1%
Pharvaris NV (a)	147,914	4,197,799
TOTAL NETHERLANDS		195,798,655
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Hansa Biopharma AB (a)(c)	1,176,800	4,205,550
SWITZERLAND - 0.9%
Health Care - 0.9%
Biotechnology - 0.2%
Idorsia Ltd (a)	2,174,283	8,677,098
Pharmaceuticals - 0.7%
Galderma Group AG	194,820	38,813,597
TOTAL SWITZERLAND		47,490,695
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (a)	61,305	2,421,548
Mereo Biopharma Group PLC ADR (a)(c)	320,812	599,918
Zura Bio Ltd Class A (a)	509,657	1,957,083

TOTAL UNITED KINGDOM		4,978,549
UNITED STATES - 87.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (a)(d)	55	3
Health Care - 87.0%
Biotechnology - 80.7%
AbbVie Inc	3,298,639	751,100,101
Absci Corp (a)(c)	1,540,796	4,884,323
Alector Inc (a)	2,221,104	2,954,068
Allogene Therapeutics Inc (a)(c)	1,101,115	1,607,628
Alnylam Pharmaceuticals Inc (a)	628,183	283,455,015
Amgen Inc	1,149,551	397,123,888
AnaptysBio Inc (a)(c)	23,300	970,445
Annexon Inc (a)	3,768,096	16,956,432
Antares Therapeutics Inc (e)	325,500	270,165
Apellis Pharmaceuticals Inc (a)	14,913	317,647
Apogee Therapeutics Inc (a)	400,557	28,828,087
Arcellx Inc (a)(c)	497,220	36,152,866
Arcturus Therapeutics Holdings Inc (a)(c)	34,130	231,743
Arcus Biosciences Inc (a)	741,600	19,355,760
ArriVent Biopharma Inc (a)(b)(c)	2,194,503	50,341,899
Arrowhead Pharmaceuticals Inc (a)	272,306	14,350,526
ARS Pharmaceuticals Inc (a)(c)	335,156	3,197,388
Astria Therapeutics Inc warrants (a)	115,136	754,845
aTyr Pharma Inc (a)(c)	1,754,594	1,369,461
Axcella Health Inc (a)(e)	66,454	1
Beam Therapeutics Inc (a)	196,814	4,985,299
BeOne Medicines Ltd ADR (a)	34,198	11,648,181
Bicara Therapeutics Inc (a)	1,072,721	19,909,702
BioCryst Pharmaceuticals Inc (a)	37,881	271,986
Biogen Inc (a)	287,135	52,284,412
Biohaven Ltd (a)	2,070,096	20,763,063
Biomea Fusion Inc (a)(c)	452,663	493,403
Biomea Fusion Inc warrants 12/20/2026 (a)	46,134	1,002
Bioxcel Therapeutics Inc (a)(c)	90,300	203,175
Bridgebio Pharma Inc (a)	714,804	51,473,036
CAMP4 Therapeutics Corp (d)	1,226,606	4,661,103
CAMP4 Therapeutics Corp (a)(c)	440,508	1,673,930
Candel Therapeutics Inc (a)(b)(c)	5,544,979	26,449,550
Cartesian Therapeutics Inc (a)(c)	366,554	2,745,490
Cartesian Therapeutics Inc rights (a)(e)	5,385,728	1,561,861
Centessa Pharmaceuticals PLC ADR (a)(c)	2,338,294	67,880,675
CG oncology Inc (a)	110,528	4,956,076
Chinook Therapeutics Inc rights (a)(e)	115,821	1
Cogent Biosciences Inc (a)	1,860,794	74,841,135
Crescent Biopharma Inc (a)(d)	113,421	1,706,986
Cyclerion Therapeutics Inc (a)(d)	4,740	7,489
Cytokinetics Inc (a)	661,875	45,093,544
CytomX Therapeutics Inc (a)	557,900	2,387,812
Day One Biopharmaceuticals Inc (a)	171,247	1,625,134
Denali Therapeutics Inc (a)	166,663	3,244,929
Design Therapeutics Inc (a)	616,831	5,792,043
Dianthus Therapeutics Inc (a)	432,218	19,008,948
Disc Medicine Inc (a)	663,974	61,988,613
Dyne Therapeutics Inc (a)	1,689,544	37,001,014
Entrada Therapeutics Inc (a)	14,169	145,516
Exelixis Inc (a)	40,610	1,793,744
Foghorn Therapeutics Inc (a)	3,920	18,620
Forte Biosciences Inc (a)	310,965	5,771,510
Geron Corp (a)	7,995,612	9,434,822
Geron Corp warrants 12/31/2025 (a)	2,080,400	31,466
Gilead Sciences Inc	3,039,152	382,446,888
Gossamer Bio Inc (a)	4,187,557	13,986,440
Gritstone Bio Inc warrants (a)(e)	1,333,333	13
Ideaya Biosciences Inc (a)	637,957	22,724,028
Immuneering Corp (a)(c)	1,447,498	11,087,835
Immunome Inc (a)(c)	2,098,664	38,657,391
Immunovant Inc (a)	250,021	6,038,007
Inhibikase Therapeutics Inc (a)	56,270	85,530
Insmed Inc (a)	888,701	184,645,407
Intellia Therapeutics Inc (a)(c)	1,131,666	10,173,677
Ionis Pharmaceuticals Inc (a)	476,377	39,410,669
Jade Biosciences Inc	218,307	2,798,696
Jade Biosciences Inc (a)(d)	103,400	1,325,588
Janux Therapeutics Inc (a)	206,670	7,045,380
Keros Therapeutics Inc (a)	24,578	429,623
Korro Bio Inc (a)(d)	32,866	187,336
Krystal Biotech Inc (a)(b)(c)	1,855,422	404,481,996
Kymera Therapeutics Inc (a)	321,760	21,841,069
Legend Biotech Corp ADR (a)	63,210	1,751,549
Madrigal Pharmaceuticals Inc (a)	50,895	30,383,297
MannKind Corp (a)	3,302,701	17,669,450
Mineralys Therapeutics Inc (a)	467,500	20,158,600
Moderna Inc (a)	1,056,798	27,455,612
MoonLake Immunotherapeutics Class A (a)(c)	143,558	1,971,051
Natera Inc (a)	331,532	79,173,157
Neurogene Inc (a)	51,100	1,077,188
Nurix Therapeutics Inc (a)	396,646	7,012,701
Nuvalent Inc Class A (a)	273,399	29,896,181
Oruka Therapeutics Inc (a)	704,983	21,219,988
Oruka Therapeutics Inc (a)(d)	76,300	2,296,630
Perspective Therapeutics Inc (a)(c)	258,600	607,710
Praxis Precision Medicines Inc (a)	355,800	69,900,468
Protagonist Therapeutics Inc (a)(c)	501,713	45,154,170
PTC Therapeutics Inc (a)	103,611	8,909,510
RAPT Therapeutics Inc (a)	263,226	8,897,039
Regeneron Pharmaceuticals Inc	121,596	94,867,983
Replimune Group Inc (a)(c)	2,534,794	25,347,940
Revolution Medicines Inc (a)	118,998	9,253,284
Rezolute Inc (a)	273,667	2,660,043
Rhythm Pharmaceuticals Inc (a)	124,203	13,549,305
Roivant Sciences Ltd (a)	1,883,419	39,193,949
Sana Biotechnology Inc (a)	1,263,152	5,431,554
Scholar Rock Holding Corp (a)	1,632,599	71,932,312
Scholar Rock Holding Corp warrants 12/31/2025 (a)(d)	17,850	655,683
Soleno Therapeutics Inc (a)	169,100	8,531,095
Solid Biosciences Inc (a)	1,978,760	10,744,667
Spyre Therapeutics Inc (a)	401,953	12,058,590
Stoke Therapeutics Inc (a)	1,151,214	35,584,025
Summit Therapeutics Inc (a)(c)	1,731,591	30,978,163
Tango Therapeutics Inc (a)(c)	128,800	1,405,208
Taysha Gene Therapies Inc (a)	940,476	4,457,856
Tectonic Therapeutic Inc (a)(c)	442,889	9,495,540
TG Therapeutics Inc (a)(c)	108,631	3,613,067
Travere Therapeutics Inc (a)	525,100	18,593,791
Twist Bioscience Corp (a)(c)	44,325	1,418,843
Ultragenyx Pharmaceutical Inc (a)	686,489	23,855,493
United Therapeutics Corp (a)	5,293	2,572,398
Upstream Bio Inc (a)	346,857	9,920,110
Vaxcyte Inc (a)	452,255	22,436,371
Vera Therapeutics Inc Class A (a)	132,225	4,462,594
Vertex Pharmaceuticals Inc (a)	500	216,805
Viking Therapeutics Inc (a)(c)	421,957	15,532,237
Viridian Therapeutics Inc (a)	1,076,304	34,398,676
Vor BioPharma Inc (a)(b)(c)	2,522,625	21,013,466
vTv Therapeutics Inc Class A (a)(c)	192,891	5,134,758
X4 Pharmaceuticals Inc (a)	2,081,400	7,576,296
Zenas Biopharma Inc (a)	400,400	15,547,532
Zenas Biopharma Inc (d)	263,137	10,217,610
		4,249,634,676
Health Care Equipment & Supplies - 0.0%
Novocure Ltd (a)	11,113	142,357
Health Care Providers & Services - 0.1%
Blue Marlin Therapeutics, Inc. (e)	1,636	102,250
Scorpion Therapeutics Inc (d)(e)	5,166,448	1,756,592
Scorpion Therapeutics Inc (d)(e)	5,166,448	52
Scorpion Therapeutics Inc rights (a)(d)(e)	5,166,448	2,944,875
		4,803,769
Health Care Technology - 0.0%
Schrodinger Inc/United States (a)(c)	144,001	2,528,658
Pharmaceuticals - 6.2%
Adimab LLC (a)(d)(e)(f)	1,954,526	26,757,461
Adimab LLC (a)(d)(e)(f)	1,954,526	9,323,089
Amylyx Pharmaceuticals Inc (a)	1,331,875	19,951,488
Atea Pharmaceuticals Inc (a)	122,900	380,990
Axsome Therapeutics Inc (a)	115,203	17,453,255
Corcept Therapeutics Inc (a)	594,746	47,222,833
Crinetics Pharmaceuticals Inc (a)	919,404	41,888,046
Edgewise Therapeutics Inc (a)(c)	387,521	10,091,047
Enliven Therapeutics Inc (a)	272,567	5,887,447
Harmony Biosciences Holdings Inc (a)	17,525	618,457
LB Pharmaceuticals Inc	221,731	3,944,594
LENZ Therapeutics Inc (a)(c)	144,158	4,399,702
Lexicon Pharmaceuticals Inc (a)(c)	515,300	736,879
Maze Therapeutics Inc	285,885	10,792,159
Nuvation Bio Inc Class A (a)(c)	2,533,433	20,343,467
Ocular Therapeutix Inc (a)	784,000	9,525,600
Optinose Inc warrants 11/23/2027 (a)(e)	91,712	1
Rapport Therapeutics Inc (a)	489,773	14,551,156
Structure Therapeutics Inc ADR (a)(c)	422,564	15,132,017
Terns Pharmaceuticals Inc (a)	957,477	26,914,678
Trevi Therapeutics Inc (a)(c)	2,699,885	35,611,483
WaVe Life Sciences Ltd (a)	515,140	3,997,486
		325,523,335
TOTAL HEALTH CARE		4,582,632,795

TOTAL UNITED STATES		4,582,632,798
TOTAL COMMON STOCKS (Cost $2,671,967,273)		5,232,600,807

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc Series C	100	1,778,000
UNITED STATES - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Cardurion Pharmaceuticals Inc Series B (a)(d)(e)	1,020,908	5,441,440
ElevateBio LLC Series C (a)(d)(e)	216,600	413,706
Kardigan Inc Series B (d)(e)	93,611	2,000,467
National Resilience LLC Series B (a)(d)(e)	732,064	2,906,294
Neurona Therapeutics Inc Series F (d)(e)	1,618,100	3,802,535
Triveni Bio Inc Series B (a)(d)(e)	7,167,431	8,170,871
		22,735,313
Health Care Technology - 0.0%
Candid Therapeutics Series B (a)(d)(e)	1,666,667	1,750,000
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals Inc Series C (a)(d)(e)	8,274,568	83
TOTAL UNITED STATES		24,485,396
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $31,460,613)		26,263,396

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	9,586,380	9,588,297
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	191,311,240	191,330,371
TOTAL MONEY MARKET FUNDS (Cost $200,903,288)			200,918,668

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $2,904,331,174)	5,459,782,871
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(190,023,353)
NET ASSETS - 100.0%	5,269,759,518

Legend

(a)	Non-income producing.
(b)	Affiliated company.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,325,893 or 1.6% of net assets.

(e)	Level 3 security.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $26,734,226.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	7,867,206

Adimab LLC	9/17/2014 - 6/5/2015	23,546,682

Afferent Pharmaceuticals Inc Series C	7/1/2015	0

CAMP4 Therapeutics Corp	9/9/2025	1,876,707

Candid Therapeutics Series B	8/27/2024	2,000,000

Cardurion Pharmaceuticals Inc Series B	7/10/2024	4,999,999

Crescent Biopharma Inc	10/28/2024	1,500,000

Cyclerion Therapeutics Inc	4/2/2019	1,404,026

ElevateBio LLC Series C	3/9/2021	908,637

Jade Biosciences Inc	10/7/2025	945,076

Kardigan Inc Series B	10/9/2025	2,000,007

Korro Bio Inc	7/14/2023	1,854,573

MedAvail Holdings Inc	7/2/2012	416,675

National Resilience LLC Series B	12/1/2020	9,999,994

Neurona Therapeutics Inc Series F	3/28/2025	3,333,286

Oruka Therapeutics Inc	9/17/2025	1,144,500

Scholar Rock Holding Corp warrants 12/31/2025	6/17/2022	0

Scorpion Therapeutics Inc	3/5/2025	1,704,928

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	2,841,546

Triveni Bio Inc Series B	9/19/2024	7,500,000

Zenas Biopharma Inc	10/8/2025	4,999,603

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,965,970	431,782,581	427,160,125	207,243	(129)	-	9,588,297	9,586,380	0.0%
Fidelity Securities Lending Cash Central Fund	197,694,357	884,479,749	890,845,562	3,050,923	2,660	(833)	191,330,371	191,311,240	0.7%
Total	202,660,327	1,316,262,330	1,318,005,687	3,258,166	2,531	(833)	200,918,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
ArriVent Biopharma Inc	46,452,675	8,000,849	3,502,345	-	(799,703)	190,423	50,341,899	2,194,503
Candel Therapeutics Inc	49,766,187	-	-	-	-	(23,316,637)	26,449,550	5,544,979
Crescent Biopharma Inc	2,873,363	-	-	-	-	(1,166,377)	-	-
Krystal Biotech Inc	336,581,669	-	3,761,681	-	2,089,180	69,572,828	404,481,996	1,855,422
Sensorion SA	12,663,941	-	782,476	-	(2,747,694)	(2,351,040)	6,782,731	18,153,474
Vor BioPharma Inc	-	42,724,334	-	-	(40)	(21,710,828)	21,013,466	2,522,625
vTv Therapeutics Inc Class A	3,474,900	310,941	14,074	-	1,307	1,361,684	-	-
Total	451,812,735	51,036,124	8,060,576	-	(1,456,950)	22,580,053	509,069,642

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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